Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	John Hancock Bond Trust
Prospectus Date	rr_ProspectusDate	Oct. 01, 2023
Document Creation Date	dei_DocumentCreationDate	Dec. 14, 2023